Shareholders’ Equity (Details Narrative) - USD ($)			1 Months Ended							12 Months Ended
		Nov. 14, 2022	Nov. 30, 2022	Jul. 30, 2022	Feb. 28, 2022	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2016	Mar. 26, 2021	May 15, 2020	Dec. 22, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares offered																$ 31,900,000
Proceeds from sale of ordinary shares	[1]										$ 9,221,000		$ 707,000
Exercised options ordinary shares									18,736
Stock option exercised amount									$ 1,000			[2]	61,000
Options, granted			2,192,962		40,000	37,500	100,000	45,000
Options exercisable per share			$ 0.37		$ 1.61	$ 2.83	$ 3.10	$ 4.16
Contractual term					10 years	10 years	10 years	10 years
Vest period					4 years	3 years	3 years	4 years
Aggregate grant fair value						$ 10,000.00	$ 200,000	$ 100,000
Options, exercisable										324,784	333,532
Options, intrinsic value										$ 200,000	$ 600,000
Share-based Compensation										$ 1,296,000	$ 1,886,000		$ 2,066,000
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted										38,637	38,637
Contractual term										4 years 10 months 2 days	5 years 10 months 24 days
Dividend yield										0.00%	0.00%		0.00%
Risk-free interest rate, minimum											0.80%		0.42%
Risk-free interest rate, maximum										1.94%	1.34%		0.74%
Volatility rate, minimum											64.00%		83.00%
Volatility rate, maximum										65.00%	81.00%		88.00%
Weighted average grant date fair value										$ 0.68	$ 2.19		$ 2.76
Unrecognized compensation expense										$ 900,000	$ 3,400,000		$ 4,000,000.0
Unrecognized compensation, term										1 year 5 months 1 day	1 year 9 months		2 years 10 months 24 days
Allocated stock based compensation										$ 1,300,000	$ 1,900,000		$ 2,100,000
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term										5 years	5 years		5 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term										6 years 3 months	6 years 3 months		6 years 3 months
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares														78,750
Vest period														4 years
Unrecognized compensation expense										$ 0
Share-based Compensation										$ 0	$ 0		$ 5,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted		324,784
Vest period		3 years
New Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price															$ 50,000,000.0
Additional ordinary shares				114,982
Proceeds from sale of ordinary shares				$ 100,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares	[3]									114,982
Exercised options ordinary shares											23,236		50,290
Stock option exercised amount	[2]
Common Stock [Member] | Underwritten Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares									2,197,803
Proceeds from sale of ordinary shares									$ 9,200,000
Share price									$ 4.3258
At the Market Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price																	$ 35,000,000
At the Market Offering [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares									1,541,400				136,300
Proceeds from sale of ordinary shares									$ 8,200,000				$ 800,000
Incentive Share Option Plan2013 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares reserved for future issuance										375,743

[1]	See
[2]	Represents amount less than $1
[3]	See also Note 10